Reporting Entity	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Reporting Entity

1.	Reporting Entity

(a)	Description of the Controlling Company
LG Display Co., Ltd. (the “Controlling Company”) was incorporated in February 1985 and the Controlling Company is a public corporation listed in the Korea Exchange since 2004. The main business of the Controlling Company and its subsidiaries (the “Group”) is to manufacture and sell displays and its related products. As of December 31, 2021, the Group is operating Thin Film Transistor Liquid Crystal Display
(“TFT-LCD”)
and Organic Light Emitting Diode (“OLED”) panel manufacturing plants in Gumi, Paju and China and
TFT-LCD
and OLED module manufacturing plants in Gumi, Paju, China and Vietnam. The Controlling Company is domiciled in the Republic of Korea with its address at 128
Yeouidae-ro,
Yeongdeungpo-gu,
Seoul, the Republic of Korea. As of December 31, 2021, LG Electronics Inc., a major shareholder of the Controlling Company, owns 37.9% (135,625,000 shares) of the Controlling Company’s common stock.
The Controlling Company’s common stock is listed on the Korea Exchange under the identifying code 034220. As of December 31, 2021, there are 357,815,700 shares of common stock outstanding. The Controlling Company’s common stock is also listed on the New York Stock Exchange in the form of American Depository Shares (“ADSs”) under the symbol “LPL”. One ADS represents one-half
of one share of common stock. As of December 31, 2021, there are 15,910,934 ADSs outstanding.

(b)	Consolidated Subsidiaries as of December 31, 2021

(In millions)
Subsidiaries	Location	Percentage of ownership	Fiscal year end	Date of incorporation	Business	Capital stocks

LG Display America, Inc.	San Jose, U.S.A.	100%	December 31	September 24, 1999	Sell display products	USD	411
LG Display Germany GmbH	Eschborn, Germany	100%	December 31	October 15, 1999	Sell display products	EUR	1
LG Display Japan Co., Ltd.	Tokyo, Japan	100%	December 31	October 12, 1999	Sell display products	JPY	95
LG Display Taiwan Co., Ltd.	Taipei, Taiwan	100%	December 31	April 12, 1999	Sell display products	NTD	116
LG Display Nanjing Co., Ltd.	Nanjing, China	100%	December 31	July 15, 2002	Manufacture display products	CNY	3,020
LG Display Shanghai Co., Ltd.	Shanghai, China	100%	December 31	January 16, 2003	Sell display products	CNY	4
LG Display Guangzhou Co., Ltd.	Guangzhou, China	100%	December 31	June 30, 2006	Manufacture display products	CNY	1,655
LG Display Shenzhen Co., Ltd.	Shenzhen, China	100%	December 31	July 27, 2007	Sell display products	CNY	4
LG Display Singapore Pte. Ltd.	Singapore	100%	December 31	November 4, 2008	Sell display products	USD	1
L&T Display Technology (Fujian) Limited	Fujian, China	51%	December 31	December 7, 2009	Manufacture and sell LCD module and LCD monitor sets	CNY	116
LG Display Yantai Co., Ltd.	Yantai, China	100%	December 31	March 17, 2010	Manufacture display products	CNY	1,008
Nanumnuri Co., Ltd.	Gumi, South Korea	100%	December 31	March 21, 2012	Provide janitorial services	KRW	800
LG Display (China) Co., Ltd.	Guangzhou, China	70%	December 31	December 10, 2012	Manufacture and sell display products	CNY	8,232
Unified Innovative Technology, LLC	Wilmington, U.S.A.	100%	December 31	March 12, 2014	Manage intellectual property	USD	9
LG Display Guangzhou Trading Co., Ltd.	Guangzhou, China	100%	December 31	April 28, 2015	Sell display products	CNY	1
Global OLED Technology, LLC	Sterling, U.S.A.	100%	December 31	December 18, 2009	Manage OLED intellectual property	USD	138
LG Display Vietnam Haiphong Co., Ltd.	Haiphong, Vietnam	100%	December 31	May 5, 2016	Manufacture display products	USD	600
Suzhou Lehui Display Co., Ltd.	Suzhou, China	100%	December 31	July 1, 2016	Manufacture and sell LCD module and LCD monitor sets	CNY	637
LG DISPLAY FUND I LLC(*)	Wilmington, U.S.A.	100%	December 31	May 1, 2018	Invest in venture business and acquire technologies	USD	45
LG Display High-Tech (China) Co., Ltd.	Guangzhou, China	70%	December 31	July 11, 2018	Manufacture and sell display products	CNY	15,600

(*)
For the year ended December 31, 2021, the Controlling Company contributed
~~W~~
38,565 million in cash for the capital increase of LG DISPLAY FUND I LLC. There was no change in the Controlling Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.

In addition to the above subsidiaries, the
Group
has invested
~~W~~
127,400 million in MMT (Money Market Trust), which is controlled by the
Group
.

(c)
Information of subsidiaries
(be
fore eliminati
on of intercomp
any transactions)
which have significant
non-controlling
interests as of and for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	25

Current assets	~~W~~	817,702	1,022,736
Non-current assets		1,208,840	5,584,138
Current liabilities		327,049	1,248,446
Non-current liabilities		2,084	2,940,320
Net assets		1,697,409	2,418,108
Book value of non-controlling interests		509,718	603,799

Revenue	~~W~~	1,978,487	40,766
Profit (Loss) for the year		(164,764)	12,503
Profit (Loss) attributable to non-controlling interests		(49,429)	3,126

Cash flows from operating activities	~~W~~	427,324	(453,784)
Cash flows from investing activities		380,331	(3,520,965)
Cash flows from financing activities		(518,529)	3,487,367
Effect of exchange rate fluctuations on cash held		(3,077)	19,862
Net increase (decrease) in cash and cash equivalents		286,049	(467,520)
Cash and cash equivalents at January 1		96,145	639,471
Cash and cash equivalents at December 31		382,194	171,951

Dividends distributed to non-controlling interests	~~W~~	6,541	—

(In millions of won)
	2020
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	30

Current assets	~~W~~	1,573,028	1,544,816
Non-current assets		851,262	5,461,116
Current liabilities		326,785	1,588,688
Non-current liabilities		410,677	2,757,499
Net assets		1,686,828	2,659,745
Book value of non-controlling interests		498,084	796,537

Revenue	~~W~~	1,907,421	1,280,924
Profit (Loss) for the year		(12,279)	51,489
Profit (Loss) attributable to non-controlling interests		(3,684)	15,447

Cash flows from operating activities	~~W~~	138,692	134,484
Cash flows from investing activities		(686,387)	(841,413)
Cash flows from financing activities		436,936	826,940
Effect of exchange rate fluctuations on cash held		5,367	(1,501)
Net increase (decrease) in cash and cash equivalents		(105,392)	118,510
Cash and cash equivalents at January 1		382,194	171,951
Cash and cash equivalents at December 31		276,802	290,461

Dividends distributed to non-controlling interests	~~W~~	12,086	—

(In millions of won)
	2021
	LG Display (China) Co., Ltd.		LG Display High-Tech (China) Co., Ltd.
Percentage of ownership in non-controlling interest(%)		30	30

Current assets	~~W~~	1,987,880	1,551,346
Non-current assets		663,181	5,252,614
Current liabilities		324,075	1,261,412
Non-current liabilities		31,466	2,452,327
Net assets		2,295,520	3,090,221
Book value of non-controlling interests		680,757	925,848

Revenue	~~W~~	2,175,878	2,817,308
Profit for the year		380,788	125,446
Profit attributable to non-controlling interests		114,301	37,803

Cash flows from operating activities	~~W~~	890,435	709,243
Cash flows from investing activities		(619,615)	(315,176)
Cash flows from financing activities		(439,390)	(665,170)
Effect of exchange rate fluctuations on cash held		23,538	19,972
Net decrease in cash and cash equivalents		(145,032)	(251,131)
Cash and cash equivalents at January 1		276,802	290,461
Cash and cash equivalents at December 31		131,770	39,330

Dividends distributed to non-controlling interests	~~W~~	—	—